UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT                May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $2,694,608
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
-------------------           -------
28-11725                      SCP Overseas Master Fund, LP
28-11269                      SCP Domestic Fund, LP
28-11268                      SCP Equity Fund Domestic, LP
28-11723                      SCP Equity Overseas Master Fund, LP
28-11732                      SCP Levered Fund Overseas, Ltd.

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                                                FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5   COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

AETNA INC NEW                        COM         00817Y108    99,567    2,273,732 SH          SOLE                 SOLE
AMDOCS LTD                           ORD         G02602103   125,272    3,433,990 SH          SOLE                 SOLE
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105   203,898    4,266,536 SH          SOLE                 SOLE
APPLE INC                            COM         037833100   103,802    1,117,237 SH          SOLE                 SOLE
BURLINGTON NORTHN SANTA FE C         COM         12189T104    31,215      388,100 SH          SOLE                 SOLE
CVS CORP                             COM         126650100   215,590    6,314,876 SH          SOLE                 SOLE
DADE BEHRING HLDGS INC               COM         23342J206    70,388    1,605,197 SH          SOLE                 SOLE
ELECTRONIC ARTS INC                  COM         285512109   134,336    2,667,512 SH          SOLE                 SOLE
FREEPORT-MCMORAN COPPER & GO         CL B        35671D857    22,174      335,000 SH    PUT   SOLE                 SOLE
GOLDMAN SACHS GROUP INC              COM         38141G104   102,741      497,223 SH          SOLE                 SOLE
GOOGLE INC                           CL A        38259P508   112,970      246,574 SH          SOLE                 SOLE
INTERCONTINENTALEXCHANGE INC         COM         45865V100    38,708      316,731 SH          SOLE                 SOLE
LIBERTY GLOBAL INC                COM SER A      530555101   164,871    5,006,703 SH          SOLE                 SOLE
LIBERTY GLOBAL INC                COM SER C      530555309    54,035    1,763,543 SH          SOLE                 SOLE
MASTERCARD INC                       CL A        57636Q104    81,902      770,914 SH          SOLE                 SOLE
NETFLIX COM INC                      COM         64110L106    19,160      826,200 SH          SOLE                 SOLE
NUTRI SYS INC NEW                    COM         67069D108    31,428      599,647 SH          SOLE                 SOLE
P F CHANGS CHINA BISTRO INC          COM         69333Y108    14,924      356,340 SH          SOLE                 SOLE
PRICELINE COM INC                  COM NEW       741503403    22,937      430,652 SH          SOLE                 SOLE
QUALCOMM INC                         COM         747525103     2,858       67,000 SH   CALL   SOLE                 SOLE
QUALCOMM INC                         COM         747525103   341,044    7,994,474 SH          SOLE                 SOLE
RESEARCH IN MOTION LTD               COM         760975102   134,293      983,901 SH          SOLE                 SOLE
SHIRE PLC                       SPONSORED ADR    82481R106    18,285      295,400 SH          SOLE                 SOLE
SIRIUS SATELLITE RADIO INC     NOTE 2.500% 2/1   82966UAC7    30,437   30,200,000 PRN         SOLE                 SOLE
SOTHEBYS                             COM         835898107    21,042      473,067 SH          SOLE                 SOLE
TEVA PHARMACEUTICAL INDS LTD         ADR         881624209   214,204    5,722,786 SH          SOLE                 SOLE
UNITED THERAPEUTICS CORP DEL         COM         91307C102    58,471    1,087,228 SH          SOLE                 SOLE
WATERS CORP                          COM         941848103    99,628    1,717,723 SH          SOLE                 SOLE
XM SATELLITE RADIO HLDGS INC         CL A        983759101    40,439    3,129,933 SH          SOLE                 SOLE
YAHOO INC                            COM         984332106    83,989    2,684,217 SH          SOLE                 SOLE
                                                           2,694,608

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